Disposal of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Disposal of a Subsidiary
The details of the assets and liabilities disposed of relating to the disposal of a subsidiary are summarized as follows:

At date of disposal RMB million
Net assets disposed of:
Property, plant and equipment	26
Investments in associates	9
Right-of-use assets	10
Other non-current assets	3
Prepayments and other receivables	278
Restricted bank deposits and short-term bank deposits	251
Trade and notes receivables	115
Cash and cash equivalents	90
Trade and bills payables	(79)
Contract liabilities	(284)
Other payables and accruals	(378)
Lease liabilities	(10)

Net assets	31
Gain on disposal of a subsidiary	64

Satisfied by:
Investment in an associate	95

Summary of Analysis of Net Inflow of Cash and Cash Equivalents in Respect of Disposal of a Subsidiary
An analysis of the net outflow of cash and cash equivalents in respect of the disposal of a subsidiary is as follows:

2019 RMB million
Cash consideration	—
Cash and bank balances disposed of	90

Net outflow of cash and cash equivalents in respect of the disposal of a subsidiary	(90)